Shareholders' Equity (Details) - USD ($)	Sep. 02, 2020	Dec. 31, 2021	Jul. 08, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		50,000
Ordinary shares, par value		$ 1
Ordinary shares, shares issued		10,000
Ordinary shares, shares outstanding		10,000
Memorandum of association, description	the Company amended its Memorandum of Association to subdivide the authorized shares from 50,000 shares at par value of $1.00 per share to 50,000,000 shares of Ordinary Shares with par value of $0.001 per share, and subdivide the already issued 10,000 shares to 10,000,000 shares at par value of $0.001 per share As a result of this forward split, there is a total of 10,000,000 Ordinary Shares issued and outstanding. The issuance of these 10,000,000 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Sentage WFOE [Member]
Shareholders' Equity (Details) [Line Items]
Restricted net assets		$ 16,612,003
VIEs [Member]
Shareholders' Equity (Details) [Line Items]
Restricted net assets				$ 790,447
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			4,000,000
Price per share			$ 5
Gross proceeds			$ 20,000,000